Annual Total Returns- Vanguard Dividend Appreciation Index Fund (ETF) [BarChart] - ETF - Vanguard Dividend Appreciation Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.21%	11.61%	28.99%	10.06%	(1.95%)	11.84%	22.22%	(2.02%)	29.71%	15.46%